Nov. 29, 2017
Bridge Builder Large Cap Growth Fund
Bridge Builder Large Cap Growth Fund
BRIDGE BUILDER TRUST

Bridge Builder Large Cap Growth Fund

Supplement dated November 29, 2017

to the Prospectus

dated October 28, 2017

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Effective November 29, 2017, William Blair Investment Management, LLC ("William Blair") will no longer be managing assets within the Bridge Builder Large Cap Growth Fund (the "Large Cap Growth Fund").  Therefore, the following changes will become effective for the Bridge Builder Trust prospectus.

1.   The fourth paragraph under the sub-section entitled "Principal Investment Strategies" under the section entitled "Summary Section – Bridge Builder Large Cap Growth Fund" is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser currently allocates Fund assets for each investment strategy to the following Sub-advisers: BlackRock Investment Management, LLC ("BlackRock"); Jennison Associates LLC ("Jennison"); Lazard Asset Management LLC ("Lazard"); and Sustainable Growth Advisers, LP ("SGA"). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser's principal investment strategies.

2.   The subsection entitled "William Blair's Principal Investment Strategies" under the section entitled "Summary Section – Bridge Builder Large Cap Growth Fund – Principal Investment Strategies" is hereby deleted.